INVENTORY	12 Months Ended
Dec. 31, 2018
INVENTORY
INVENTORY

NOTE 8 - INVENTORY:

	December 31,
	2018	2017
	U.S. dollars in thousands
Raw materials	507	—
Finished goods	262	653
	769	653

During the years ended December 31, 2018 and 2017, the Company recognized amounts of $1 million and $0.8 million, respectively, in inventory cost as part of cost of revenues.